Financial Instruments, Risk Management and Capital Management - Summary of Carrying Values of the Groups Financial Assets and Financial Liabilities Measured at Amortized Cost (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Carrying Values Of The Groups Financial Assets And Financial Liabilities Measured At Amortized Cost [Line Items]
Cash and cash equivalents (note 18)	₽ 103,702	₽ 3,003		₽ 2,684	₽ 3,803
Accounts receivable (note 17)	3,405	2,743
Trade and other payables (note 21)	42,623	21,242
Lease liabilities (note 15)	15,490	9,609	₽ 5,333	₽ 5,333
Borrowings (note 20)	10,796	4,116
Accrued expenses (note 22)	1,677	907
Financial liabilities measured at amortized cost [Member]
Disclosure Of Carrying Values Of The Groups Financial Assets And Financial Liabilities Measured At Amortized Cost [Line Items]
Trade and other payables (note 21)	42,623	21,242
Lease liabilities (note 15)	15,490	9,609
Borrowings (note 20)	9,448	4,116
Accrued expenses (note 22)	1,677	907
Total financial liabilities	69,238	35,874
Financial assets measured at amortized cost [Member]
Disclosure Of Carrying Values Of The Groups Financial Assets And Financial Liabilities Measured At Amortized Cost [Line Items]
Cash and cash equivalents (note 18)	103,702	3,003
Accounts receivable (note 17)	3,405	2,743
Security deposits	332	213
Other financial assets	111	0
Total financial assets	₽ 107,550	₽ 5,959